Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,725,300
Previously Paid Amount	0.00
Total Fee Amount	1,642.04
Total Offset Amount	0.00
Net Fee	1,642.04
Narrative - Max Aggregate Offering Price	$ 10,725,300
Final Prospectus	true